Note 3 - Acquisitions and Reorganisation (Details) - Acquired Intangible Assets - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life		6 years 109 days
Nanjing [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired	¥ 7,650
Wenzhou [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired	4,110
Jiaxing [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired	¥ 7,290
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	6 years 255 days
Customer Relationships [Member] | Nanjing [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired	¥ 4,840
Customer Relationships [Member] | Wenzhou [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired	2,920
Customer Relationships [Member] | Jiaxing [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired	¥ 4,630
Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Noncompete Agreements [Member] | Nanjing [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired	¥ 520
Noncompete Agreements [Member] | Wenzhou [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired	270
Noncompete Agreements [Member] | Jiaxing [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired	¥ 480
Agency Agreement and License [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	6 years
Agency Agreement and License [Member] | Nanjing [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired	¥ 2,290
Agency Agreement and License [Member] | Wenzhou [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired	920
Agency Agreement and License [Member] | Jiaxing [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired	¥ 2,180